Supplemental Cash Flow Information (Details Narrative) $ in Thousands	6 Months Ended
Jun. 30, 2018 CAD ($)
SUPPLEMENTAL CASH FLOW INFORMATION
Amount transferred from reserve to deficit	$ 79
Accrued exploration and evaluation expenditures	$ 403